Consolidated Statement of Changes in Equity (Parenthetical) £ in Millions	Jan. 01, 2018 GBP (£)
Disclosure of changes in Equity
Adjustment for Adoption of IFRS 9	£ 192	[1]
Change in Financial Assets from application of IFRS 9	(49)
Change in Financial Assets from application of ECL impairment methodology	(211)
Recognition of deferred tax asset from application of ifrs9	£ 68

[1]	The adoption of IFRS 9 decreased shareholders’ equity at 1 January 2018 by £192m (net of tax), comprised of a £49m decrease arising from the application of the new classification and measurement requirements for financial assets, and a £211m decrease arising from the application of the new ECL impairment methodology, these amounts being partially offset by the recognition of a deferred tax asset of £68m.